Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 10,392
Ending balance	16,548	$ 10,392
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,742	9,206
Additions	8,324	8,924
Completion of work-in-process		0
Disposals	(89)	(2,088)
Foreign exchange	(380)	700
Ending balance	24,597	16,742
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6,350)	(5,647)
Depreciation	1,887	2,271
Disposals	61	1,841
Foreign exchange	(127)	273
Ending balance	(8,049)	(6,350)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,392
Ending balance	16,548	10,392
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	288	136
Additions	49	138
Completion of work-in-process		0
Disposals	(1)	(3)
Foreign exchange	(6)	17
Ending balance	330	288
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(157)	(70)
Depreciation	77	84
Disposals	0	3
Foreign exchange	(3)	6
Ending balance	(231)	(157)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	131
Ending balance	99	131
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53	35
Additions	0	0
Completion of work-in-process		0
Disposals	0	0
Foreign exchange	(1)	18
Ending balance	52	53
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(33)	(29)
Depreciation	3	3
Disposals	0	0
Foreign exchange	0	1
Ending balance	(36)	(33)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20
Ending balance	16	20
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	50	47
Additions	0	0
Completion of work-in-process		0
Disposals	0	0
Foreign exchange	(1)	3
Ending balance	49	50
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(50)	(47)
Depreciation	0	0
Disposals	0	0
Foreign exchange	(1)	3
Ending balance	(49)	(50)
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,085	2,586
Additions	7,963	7,593
Completion of work-in-process		0
Disposals	(88)	(1,290)
Foreign exchange	(245)	196
Ending balance	16,715	9,085
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,752)	(1,736)
Depreciation	1,094	1,109
Disposals	61	1,274
Foreign exchange	(48)	181
Ending balance	(2,737)	(1,752)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,333
Ending balance	13,978	7,333
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	167	239
Additions	0	0
Completion of work-in-process		0
Disposals	0	(95)
Foreign exchange	(4)	23
Ending balance	163	167
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(57)	(46)
Depreciation	42	58
Disposals	0	57
Foreign exchange	(2)	10
Ending balance	(97)	(57)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110
Ending balance	66	110
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	626	353
Additions	27	101
Completion of work-in-process		166
Disposals	0	0
Foreign exchange	(3)	6
Ending balance	650	626
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(388)	(348)
Depreciation	42	40
Disposals	0	0
Foreign exchange	0	0
Ending balance	(430)	(388)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	238
Ending balance	220	238
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,473	5,672
Additions	259	1,064
Completion of work-in-process		0
Disposals	0	(700)
Foreign exchange	(120)	437
Ending balance	6,612	6,473
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,913)	(3,371)
Depreciation	629	977
Disposals	0	507
Foreign exchange	(73)	72
Ending balance	(4,469)	(3,913)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,560
Ending balance	2,143	2,560
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	138
Additions	26	28
Completion of work-in-process		(166)
Disposals	0	0
Foreign exchange	0	0
Ending balance	26	0
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Foreign exchange		0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	$ 26	$ 0